Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0000040545
Registrant Name	GENERAL ELECTRIC COMPANY
Registration File Number	333-276832
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES